Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rates

	For the Year Ended Dec 31, 2023	For the Year Ended Dec 31, 2022

Net loss for the year	$(2,747,952)	$(222,944)

Statutory and effective tax rate	21%	22%
Income tax recovery at the effective rate	(577,100)	(49,048)
Change in statutory, foreign tax, foreign exchange rates and other	(6,600)	-
Permanent differences	103,400	-
Tax benefit deferred	480,300	49,048

Income tax recovery	$-	$-

Schedule of Components of the Net Deferred Tax Asset

	Dec 31, 2023	Dec 31, 2022

Tax losses carried forward	$4,089,500	$224,419
Intangible Assets and Goodwill temporary differences	211,900	-
Leases	49,500	-
Net timing differences	4,350,900	224,419

Statutory and effective tax rate	21%	22%
Deferred tax assets	913,700	49,372
Valuation allowance	(913,700)	(49,372)

Net deferred asset	$-	$-